Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000202318
Average Annual Return [Line Items]
Average Annual Return, Percent	5.44%	0.77%	1.48%
C000202319
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%	0.84%	1.29%
Without Sales Load [Member] | C000202320
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%	1.85%	2.16%
Without Sales Load [Member] | C000202318
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%	1.59%	1.90%
Without Sales Load [Member] | C000202319
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	0.84%	1.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	(0.67%)	1.54%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%	(0.76%)	1.13%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%	(0.76%)	1.13%
Bloomberg U.S. MBS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%	(0.76%)	1.13%